New Standards, Amendments and Interpretations - Additional Information (Detail) - EUR (€) € in Millions	Jan. 01, 2018	Jan. 01, 2019
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Future lease payments		€ 1,200
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Future lease payments		€ 1,600
IFRS9 [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment allowance	€ 17
Decrease in retained earnings	€ 13